Summary of Significant Accounting Policies - Basis of presentation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Net income (loss)	$ (8,405,970)	$ (14,566,782)	$ (42,457,444)	$ (33,690,475)